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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        May 3, 2007


VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Capital   Appreciation   Variable  Account  (File  Nos.  33-19632  and
          811-3561) (the "Variable Account")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Variable Account as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 27 (the "Amendment") to the Variable Account's Registration Statement on Form N-3. The Amendment was filed electronically via EDGAR on April 30, 2007.

         Please call the undersigned at (617) 954-4340 or Claudia Murphy at
(617) 954-5000 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

SAP/bjn